Interest-bearing loans and borrowings - Terms and conditions of outstanding loans (Details) - USD ($)	Dec. 31, 2021	Dec. 02, 2021	Apr. 07, 2021	Dec. 31, 2020	Sep. 11, 2020	Dec. 31, 2019	Aug. 28, 2019	Jun. 27, 2019	Apr. 25, 2017	Dec. 16, 2016	Aug. 19, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,712,180,000			$ 1,273,413,000		$ 1,744,859,000
Borrowings Excluding Non-Bank Loans
Disclosure of detailed information about borrowings [line items]
Facility size	1,815,693,000			1,817,246,000
Borrowings	1,220,428,000			876,834,000
Borrowings Excluding Non-Bank Loans | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	1,205,148,000			856,860,000
Secured vessels Revolving loan due 2022
Disclosure of detailed information about borrowings [line items]
Facility size	750,000,000										$ 750,000,000
Facility size	8,474,000			45,958,000
Borrowings	$ 0			0
Secured vessels Revolving loan due 2022 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%										1.95%
Secured vessels Revolving loan due 2022 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (231,000)			(871,000)
Secured vessels Revolving loan due 2023
Disclosure of detailed information about borrowings [line items]
Facility size	409,500,000									$ 409,500,000
Facility size	125,880,000			175,605,000
Borrowings	$ 65,000,000			65,000,000
Secured vessels Revolving loan due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Secured vessels Revolving loan due 2023 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 64,544,000			63,997,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Facility size	27,100,000								$ 27,100,000
Margin rate									1.95%
Facility size	25,102,000			25,554,000
Borrowings	$ 25,102,000			25,554,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%
Secured vessels loan due 2029 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 25,102,000			25,554,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Facility size	81,400,000								$ 81,400,000
Margin rate									1.50%
Facility size	50,883,000			57,667,000
Borrowings	$ 50,883,000			57,667,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Secured vessels loan due 2029 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 49,454,000			55,918,000
Secured vessels loan due 2030
Disclosure of detailed information about borrowings [line items]
Facility size	69,400,000
Facility size	54,379,000			59,007,000
Borrowings	$ 54,379,000			59,007,000
Secured vessels loan due 2030 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels loan due 2030 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 54,379,000			59,007,000
Secured vessels loan due 2030
Disclosure of detailed information about borrowings [line items]
Facility size	104,200,000
Facility size	75,928,000			84,606,000
Borrowings	$ 75,928,000			84,606,000
Secured vessels loan due 2030 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels loan due 2030 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 75,071,000			83,562,000
Secured vessels Revolving loan due 2025
Disclosure of detailed information about borrowings [line items]
Facility size	200,000,000.0
Facility size	123,032,000			148,688,000
Borrowings	$ 55,000,000			55,000,000
Secured vessels Revolving loan due 2025 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels Revolving loan due 2025 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 54,245,000			53,876,000
Secured vessels Revolving loan due 2021
Disclosure of detailed information about borrowings [line items]
Facility size	100,000,000.0		$ 80,000,000					$ 100,000,000
Facility size	0			100,000,000
Borrowings	$ 0			0
Secured vessels Revolving loan due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.10%							2.10%
Secured vessels Revolving loan due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0			(479,000)
Secured vessels Revolving loan due 2026
Disclosure of detailed information about borrowings [line items]
Facility size	700,000,000.0						$ 700,000,000
Facility size	602,320,000			651,160,000
Borrowings	$ 370,000,000			345,000,000
Secured vessels Revolving loan due 2026 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%						1.95%
Secured vessels Revolving loan due 2026 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 364,987,000			338,765,000
Secured vessels Revolving loan due 2026
Disclosure of detailed information about borrowings [line items]
Facility size	713,000,000.0			713,000,000	$ 713,000,000
Facility size	649,695,000			469,000,000
Borrowings	$ 524,135,000			185,000,000
Secured vessels Revolving loan due 2026 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.35%				2.35%
Secured vessels Revolving loan due 2026 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 518,568,000			177,529,000
Secured vessels loan due 2028
Disclosure of detailed information about borrowings [line items]
Facility size	73,450,000	$ 73,450,000
Facility size	0			0
Borrowings	$ 0			0
Secured vessels loan due 2028 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.80%
Secured vessels loan due 2028 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (508,000)			0
Unsecured Revolving loan due 2026
Disclosure of detailed information about borrowings [line items]
Facility size	80,000,000
Facility size	100,000,000			0
Borrowings	$ 0			0
Unsecured Revolving loan due 2026 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Unsecured Revolving loan due 2026 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (463,000)			$ 0